Patents	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Patents

6.      PATENTS

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2014
Patents	$312,702	$166,217	$146,485

As at December 31, 2013
Patents	$283,504	$133,479	$150,025

The Company purchased patents totaling $29,198 during 2014 (2013 - $61,020) and recorded amortization expense of $32,738 (2013 - $27,798). As of December 31, 2014, the estimated remaining economic useful lives of the patents range from one to fourteen years.

The estimated future amortization expense of patents as of December 31, 2014 is as follows:

Year ending December 31:	Amount
2015	$31,290
2016	24,124
2017	13,516
2018	10,649
2019	9,582
$89,161